Note 10 - Income Taxes: Summary of Cumulative Tax Effect (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Details
Net operating loss carryover	$ 7,407,300	$ 4,758,300
Valuation allowance	(7,407,300)	(4,758,300)
Net deferred tax asset	$ 0	$ 0